Annual Fund Operating Expenses	Dec. 22, 2025
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab Mortgage-Backed Securities ETF | Schwab Mortgage-Backed Securities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.08%	[1]
Schwab International Equity ETF | Schwab International Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.03%	[2]
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.08%	[3]
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.07%	[4]
Schwab U.S. Broad Market ETF | Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab 1000 Index ETF | Schwab 1000 Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.03%	[5]
Schwab U.S. Large-Cap ETF | Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab U.S. Large-Cap Growth ETF | Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Large-Cap Value ETF | Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Dividend Equity ETF | Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	The information in the table has been restated to reflect current fees and expenses.
[3]	The information in the table has been restated to reflect current fees and expenses.
[4]	The information in the table has been restated to reflect current fees and expenses.
[5]	The information in the table has been restated to reflect current fees and expenses.